Document and Entity Information	12 Months Ended
Jul. 27, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar 31, 2012
Registrant Name	DAILY INCOME FUND
Central Index Key	0000918267
Amendment Flag	false
Document Creation Date	May 23, 2013
Document Effective Date	May 23, 2013
Prospectus Date	Jul 27, 2012

U.S. Treasury Portfolio of Daily Income Fund

Institutional Class, Institutional Service Class, Investor Class,

Investor Service Class and Retail Class Shares

SUPPLEMENT DATED MAY 23, 2013, TO THE
SUMMARY PROSPECTUSES AND PROSPECTUSES, EACH DATED JULY 27, 2012

The purpose of this supplement is to inform you that the U.S. Treasury Portfolio of Daily Income Fund (the "Portfolio") has revised certain language concerning its investment strategy.  The investment objective of the Portfolio has not changed.  The following sections of the Prospectus are revised effective May 23, 2013.

On page 2 of each Summary Prospectus and page 8 of each Prospectus, the first paragraph of "Principal Investment Strategies" should be replaced with the following:

"The Daily Income Fund (the "Fund") seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio's net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, "U.S. Treasury Obligations") with maturities of 397 days or less and repurchase agreements which are collateralized by U.S. Treasury Obligations.  Up to 20% of the Portfolio's net assets may be invested in other United States Government obligations and repurchase agreements which are collateralized by such U.S. Government obligations.  The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy."

On page 2 of each Summary Prospectus and Page 8 of each Prospectus, the last bullet point under "Principal Risks" should be replaced with the following:

" •      The U.S. Treasury Portfolio's investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.  "

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Supplement [Text Block]	rtdif_SupplementTextBlock
U.S. Treasury Portfolio of Daily Income Fund

Institutional Class, Institutional Service Class, Investor Class,

Investor Service Class and Retail Class Shares

SUPPLEMENT DATED MAY 23, 2013, TO THE
SUMMARY PROSPECTUSES AND PROSPECTUSES, EACH DATED JULY 27, 2012

The purpose of this supplement is to inform you that the U.S. Treasury Portfolio of Daily Income Fund (the "Portfolio") has revised certain language concerning its investment strategy.  The investment objective of the Portfolio has not changed.  The following sections of the Prospectus are revised effective May 23, 2013.

On page 2 of each Summary Prospectus and page 8 of each Prospectus, the first paragraph of "Principal Investment Strategies" should be replaced with the following:

"The Daily Income Fund (the "Fund") seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio's net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, "U.S. Treasury Obligations") with maturities of 397 days or less and repurchase agreements which are collateralized by U.S. Treasury Obligations.  Up to 20% of the Portfolio's net assets may be invested in other United States Government obligations and repurchase agreements which are collateralized by such U.S. Government obligations.  The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy."

On page 2 of each Summary Prospectus and Page 8 of each Prospectus, the last bullet point under "Principal Risks" should be replaced with the following:

" •      The U.S. Treasury Portfolio's investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.  "

U.S. Treasury Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rtdif_SupplementTextBlock
U.S. Treasury Portfolio of Daily Income Fund

Institutional Class, Institutional Service Class, Investor Class,

Investor Service Class and Retail Class Shares

SUPPLEMENT DATED MAY 23, 2013, TO THE
SUMMARY PROSPECTUSES AND PROSPECTUSES, EACH DATED JULY 27, 2012

The purpose of this supplement is to inform you that the U.S. Treasury Portfolio of Daily Income Fund (the "Portfolio") has revised certain language concerning its investment strategy.  The investment objective of the Portfolio has not changed.  The following sections of the Prospectus are revised effective May 23, 2013.

On page 2 of each Summary Prospectus and page 8 of each Prospectus, the first paragraph of "Principal Investment Strategies" should be replaced with the following:

"The Daily Income Fund (the "Fund") seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share.  The U.S. Treasury Portfolio seeks to achieve its objective by investing at least 80% of the Portfolio's net assets (plus any borrowings for investment purposes) in U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds (collectively, "U.S. Treasury Obligations") with maturities of 397 days or less and repurchase agreements which are collateralized by U.S. Treasury Obligations.  Up to 20% of the Portfolio's net assets may be invested in other United States Government obligations and repurchase agreements which are collateralized by such U.S. Government obligations.  The Fund will provide shareholders with at least 60 days' prior notice of any change in this policy."

On page 2 of each Summary Prospectus and Page 8 of each Prospectus, the last bullet point under "Principal Risks" should be replaced with the following:

" •      The U.S. Treasury Portfolio's investment policy of primarily investing in U.S. Treasury Obligations and repurchase agreements collateralized by U.S. Treasury Obligations, while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.  "

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DAILY INCOME FUND
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
Document Creation Date	dei_DocumentCreationDate	May 23, 2013